CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		20,000,000	20,000,000
Preferred Stock, Shares Issued		4,250,579	4,250,579
Preferred Stock, Shares Outstanding		4,250,579	4,250,579
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common Stock, Shares, Issued	1,459,256,460	1,411,799,497	1,211,495,162
Common Stock, Shares, Outstanding	1,459,256,460	1,411,799,497	1,211,495,162
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	20,000,000	20,000,000
Preferred Stock, Shares Issued	4,250,579	4,250,579
Preferred Stock, Shares Outstanding	4,250,579	4,250,579
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,600	1,600
Preferred Stock, Shares Issued	1,535		0
Preferred Stock, Shares Outstanding	1,535	0